S000000597 [Member] Expense Example, No Redemption - Nuveen Kentucky Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 530
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	1,737
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,254
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	$ 1,143